(Loss) earnings per share (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	May 31, 2026	May 31, 2025	May 31, 2026	May 31, 2025
Notes and other explanatory information [abstract]
Net earnings (loss) attributable to shareholders	$ 2,839	$ (218)	$ (21,705)	$ (1,758)
Weighted average number of common shares for basic EPS(1)	331,192,969	293,920,641	311,885,537	293,040,937
Effect of dilutive stock options and restricted share units (“RSU”)	10,920,041
Weighted average number of common shares for diluted EPS(1)	342,113,011	293,920,641	311,885,537	293,040,937